Inventory (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Net realizable value write down for vanadium finished products	$ 3,603	$ 1,987
Net realizable value write down for ilmenite finished products	444	0
Net realizable value write-down for warehouse materials	21	317
Net realizable value allowance for battery components	0	6,435
Battery components inventory	$ 0	$ 0